Equity (Details)						1 Months Ended			12 Months Ended
	Jun. 05, 2026	Mar. 31, 2026	Jan. 14, 2026	Nov. 06, 2025 USD ($)	Mar. 28, 2025	Mar. 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Nov. 30, 2025 shares	Oct. 31, 2025 shares	Sep. 04, 2025 shares	Aug. 31, 2025 shares	Jun. 10, 2025 shares	Apr. 30, 2025 shares	Feb. 28, 2025 ₪ / shares shares	Dec. 31, 2024 shares	Jan. 16, 2023 shares
Equity [Line Items]
Reverse share split					1:10
Aggregate amount (in Dollars) | $				$ 50,000,000					$ 5,000,000
Number of shares issued									2,000	66	16	34,000	154	16			230	27
Warrants exercise price (in Dollars) | $									$ 5,561,000
Aggregate shares							86		33
Expenses amount (in Dollars) | $									$ 2,953,000
Loans amount (in Dollars) | $									$ 275,000
Ordinary shares price (in New Shekels per share) | ₪ / shares																₪ 266,550
Fair value of warrants (in Dollars) | $							$ 10,529,000
Creditor Settlement Agreement [Member]
Equity [Line Items]
Number of shares issued									61
Warrants shares									41
Principal amount (in Dollars) | $									$ 1,540,000
Consulting Agreement [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $									$ 2,877,000
Number of shares issued									170
August Two Thousand Twenty Five SPA [Member]
Equity [Line Items]
Principal amount (in Dollars) | $									$ 1,500,000
Convertible shares									100
Oozi Cats Subscription Agreement [Member]
Equity [Line Items]
Number of shares issued									33
Purchase price amount (in Dollars) | $									$ 45,000
Consideration amount (in Dollars) | $									$ 1,500,000
Subsequent Event [Member]
Equity [Line Items]
Reverse share split		1:50	1:15
Forecast [Member]
Equity [Line Items]
Reverse share split	1:20
Ordinary shares [Member]
Equity [Line Items]
Number of shares issued									90
Accredited Investor [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $						$ 550,000
Number of shares issued						3										8
Warrants shares							17
Lind [Member]
Equity [Line Items]
Number of shares issued																24
Warrants exercise price (in Dollars) | $							$ 60,000
Claymore investors [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $									$ 10,524,000
Number of shares issued									273
Claymore [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $									$ 13,414,000
Number of shares issued															6
Ordinary share									288
Prefunded warrants shares									7
March-November Two Thousand Twenty Four Investor [Member]
Equity [Line Items]
Ordinary share									63
Prefunded warrants shares									63
March-November Two Thousand Twenty Four Investor and Seven Knots [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $									$ 1,500,000
Ordinary share									33
Exchange Note [Member]
Equity [Line Items]
Principal amount (in Dollars) | $									$ 6,662,000
Convertible shares									361
JJ Astor [Member]
Equity [Line Items]
Converted amount (in Dollars) | $									$ 2,165,497,000
Converted shares									98
Prefunded Warrants [Member]
Equity [Line Items]
Ordinary share									176
Prefunded warrants shares									234
ELOC [Member]
Equity [Line Items]
Converted amount (in Dollars) | $									$ 1,600,000
Converted share									107
AGP [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $							$ 500,000	$ 500,000
AGP [Member] | Ordinary shares [Member]
Equity [Line Items]
Number of shares issued								6								6